Prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Prepaid expenses and other current assets
Costs to obtain contracts with customers	$ 4,091	$ 2,517
Prepaid advertising expenses	573	973
Deposit in third-party payment channel	1,736	652
Due from the distributor	706	530
Cost to collect tuition fee from third-party payment channel	1,787	462
Prepaid rental and other deposits	602	385
Prepaid taxes	172	125
Prepaid Directors & Officers insurance	83	91
Prepaid professional service fees	65	89
Others	1,091	570
Total	$ 10,906	$ 6,394